Deferred Taxation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ 241,000,000	$ 315,000,000	$ 363,000,000
Deferred tax assets	105,000,000	0	4,000,000
Net deferred taxation liability	136,000,000	315,000,000	359,000,000
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	315,000,000	359,000,000	492,000,000
Taxation of items included in income statement from continuing and discontinued operations	(189,000,000)	(30,000,000)	(68,000,000)
Taxation on items included in other comprehensive income	(2,000,000)	5,000,000	(6,000,000)
Transfer to non-current assets and liabilities held for sale	15,000,000	0	(73,000,000)
Translation	(3,000,000)	(19,000,000)	14,000,000
Closing balance	136,000,000	315,000,000	359,000,000
Unrecognised taxable temporary differences pertaining to undistributed earnings	444,000,000	413,000,000	384,000,000
Tangible assets (owned)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	370,000,000	521,000,000	604,000,000
Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	48,000,000
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	24,000,000	37,000,000	33,000,000
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	209,000,000	218,000,000	229,000,000
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	52,000,000
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	45,000,000	24,000,000	60,000,000
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	9,000,000	5,000,000	15,000,000
Deferred tax assets	9,000,000	6,000,000	4,000,000
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	451,000,000	563,000,000	652,000,000
Deferred tax assets	$ 315,000,000	$ 248,000,000	$ 293,000,000